Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / bbl MMBbls	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (53)	$ 3	$ 160
Fair value derivative financial instruments [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (53)
Fair value derivative financial instruments [Member] | WTI Fixed - Sell [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	19.6
Terms	January 2021 - June 2022
Weighted Average Price | $ / bbl	43.99
Fair Value Asset (Liability)	$ (113)
Fair value derivative financial instruments [Member] | WTI Fixed - Buy [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | MMBbls	11.7
Terms	February 2021 - June 2022
Weighted Average Price | $ / bbl	44.55
Fair Value Asset (Liability)	$ 59
Fair value derivative financial instruments [Member] | Other Financial Positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 1